OTHER INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Kibali Jersey Limited [member]
Disclosure of detailed information of other operating income expenses [text block]
$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Other Income from operating activities comprise:
Other income	146	136	-
Net foreign exchange gains	-	-	1,657
	146	136	1,657

The total other income is not considered to be part of the main revenue generating activities and as such the group presents this income separately from revenue.

$000	Dec 31, 2017	Dec 31, 2016	Dec 31, 2015

Other Expenses:
Management Fee	4,385	4,296	3,658
Net foreign exchange loss	38,469	36,134	-
Discounting provision	12,177	7,820	-
	55,031	48,250	3,658